Loans - Future minimum lease payments (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Capital Leases Future Minimum Payments Receivable Abstract
2021	$ 60,939
2022	90,701
2023	150,169
2024	212,591
2025 and thereafter	442,967
Total Minimum Lease Payments	$ 957,367	$ 863,755